Accounts receivable, prepayments, deposits and other receivables	12 Months Ended
Apr. 30, 2023
Text Block [Abstract]
Accounts receivable, prepayments, deposits and other receivables
21.	ACCOUNTS RECEIVABLE, PREPAYMENTS, DEPOSITS AND OTHER RECEIVABLES

	2022	2023
	US$	US$
Commission receivable from digital solutions services—financial services	201	274
Accounts receivable arising from the digital solutions services—non financial services	4,838	8,541
Accounts receivable from hotel operations, hospitality and VIP services	—	988

Total accounts receivable	5,039	9,803

Consideration receivable on disposal of financial assets at FVTPL (note 20)	32,520	—
Prepayments (note (i))	349	501
Deposits	—	141
Note receivables (note (ii))	677	150
Other receivables (note (iii))	1,488	6,886
Deferred issue costs	1,907	—

Prepayments, deposits and other receivables	36,941	7,678

Notes:
(i)
As of April 30, 2022 and 2023, prepayments mainly included employment incentive paid to the employees amounting to US$196 and US$101, respectively, which are paid at the beginning of the employment contracts, and repayable by the employees on a pro rata basis upon early termination of the employment contracts. Such amounts are amortized over the relevant period on a straight line basis accordingly.

(ii)
As of April 30, 2023 and 2022, the amount represented note receivables from independent third parties. The balances are unsecured, carried at fixed interest rates ranged from 5% to 8% and have original maturity of 2 years.

(iii)	The amount as of April 30, 2023 mainly represents interest receivables of US$6,218 which is fully settled subsequently in May 2023.
As at May 1, 2021, commission receivable from digital solutions services—financial services and accounts receivable arising from the digital solutions services—non financial services from contracts with customers amounted to US$357 and US$8,584, respectively.
The Group allows a credit period of up to 15 days to its commission receivable arising from digital solutions services—financial services and a credit period of ranging from 0 to 90 days to its accounts receivable arising from digital solutions services—non financial services for the demand note issued according to the payment schedules. The normal settlement terms of accounts receivable from hotel operations, hospitality and VIP services are specific terms mutually agreed between the contracting parties. As at April 30, 2022 and 2023, included in the Group’s accounts receivable balance were debtors with aggregate carrying amounts of US$185 and US$635, respectively, which were past due as at the reporting date. At April 30, 2022 and 2023, out of the past due balances, US$185 and US$361, respectively, had been past due 90 days or more. The management assessed that there have been no significant increase in credit risk nor default because of the background of the debtors and historical payment arrangement with these debtors. The Group does not hold any collateral over these balances.
Details of impairment assessment of trade and other receivables are set out in note 29(b).